OPERATING LEASES	12 Months Ended
Dec. 31, 2021
Operating Leases
OPERATING LEASES

14. OPERATING LEASES

In addition to the lease with a related party for computing server room in Dongguan City, in April 2021, the Company leased an office space, two server rooms, and a dormitory in Hong Kong for executing the Blockchain business strategy. The fixed monthly lease payment for the office space is $21,972 (HKD 170,775) (all inclusive of rental, property management fee, utility, and applicable tax) with a lease term of three years ending April 18, 2024. The fixed monthly lease payment for the server rooms is $7,462 (HKD 58,000) (all inclusive of rental, management fee, utility, and applicable tax) with a lease term of three years ending May 16, 2024. The fixed monthly lease payment for the dormitory is $4,374 (HKD 34,000) including rental and management fee with a lease term of two years ending April 19, 2023. All lease agreements have no variable lease payment nor option to purchase the underlying assets. There was no initial direct cost associated with the office space lease agreement. The initial direct costs associated with the lease for server rooms and dormitory are $7,462 (HKD 58,000), and $2,187 (HKD 17,000), respectively.

The Company has also leased specific and identifiable wall spaces with a certain dimension in commercial and residential building lobbies, inside elevators, elevator waiting areas, and various places to install the new media advertising display terminals without substitution for purpose of broadcasting advertisements paid by the customers to promote their businesses or special events. The lease terms with negotiated payment terms range from one year to three years, and the rental costs vary depending on the number of spots where the display terminals are installed and the duration of the leases.

The Company incurred rent expenses of approximately $335,000 whereas rent expenses for short-term lease were approximately $1,100 for the year ended December 31, 2021. As of December 31, 2021, lease liabilities also included unpaid rent for expired long-term leases of approximately $78,000.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less. The future short-term lease costs are $nil for the year subsequent to December 31, 2021.

Weighted-average remaining lease term as of December 31, 2021, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	27.4 months
Weighted-average discount rate	4.75%

The weighted-average discount rate was based on the three-year interest rate of People’s Bank of China.

The following table outlines maturities of operating lease liabilities as of December, 2021:

Year ending December 31	Leases for office/ server rooms/ Dormitory	Wall Space Leases
2022	$424,348	$3,024
2023	385,236	-
2024	170,903	-
Total lease payments	980,487	3,024
Less: Imputed interest	(87,006)	-
Present value of lease liabilities	$893,481	$3,024